Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions		Apr. 30, 2025	Oct. 31, 2024
Financial assets
Securities		$ 269,841	$ 254,345
Cash collateral on securities borrowed		18,945	17,028
Securities purchased under resale agreements		91,261	83,721
Loans
Residential mortgages		283,437	280,672
Credit card		20,784	20,551
Business and government	[1]	224,753	214,305
Derivative instruments		38,490	36,435
Deposits
Bank		27,401	20,009
Derivative instruments		43,945	40,654
Obligations related to securities sold short		20,093	21,642
Obligations related to securities sold under repurchase agreements		133,279	110,153
Subordinated indebtedness		8,774	7,465
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks		49,586	48,064
Securities		71,027	71,610
Cash collateral on securities borrowed		18,945	17,028
Securities purchased under resale agreements		67,904	58,744
Loans
Residential mortgages		282,952	280,220
Personal		45,828	45,739
Credit card		19,888	19,649
Business and government		222,354	212,460
Other assets		21,944	20,121
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Securities		115,783	106,042
Securities purchased under resale agreements		23,357	24,977
Loans
Residential mortgages		3	3
Business and government		526	116
Derivative instruments		38,490	36,435
Other assets		586	364
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Loans
Business and government		88	105
Financial assets at fair value through OCI [member]
Financial assets
Securities		83,031	76,693
Carrying value [member]
Financial assets
Cash and deposits with banks		49,586	48,064
Securities		269,841	254,345
Cash collateral on securities borrowed		18,945	17,028
Securities purchased under resale agreements		91,261	83,721
Loans
Residential mortgages		282,955	280,223
Personal		45,828	45,739
Credit card		19,888	19,649
Business and government		222,968	212,681
Derivative instruments		38,490	36,435
Other assets		22,530	20,485
Financial liabilities at amortised cost [member]
Deposits
Personal		238,625	235,593
Business and government		420,248	414,441
Bank		27,401	20,009
Secured borrowings		58,904	55,285
Cash collateral on securities lent		6,715	7,997
Obligations related to securities sold under repurchase agreements		121,733	100,407
Other liabilities		19,977	20,657
Subordinated indebtedness		8,774	7,465
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments		43,945	40,654
Obligations related to securities sold short		20,093	21,642
Other liabilities		171	158
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal		16,898	17,301
Business and government		21,094	21,058
Secured borrowings		1,457	1,170
Obligations related to securities sold under repurchase agreements		11,546	9,746
Other liabilities		11	19
Carrying value [member]
Deposits
Personal		255,523	252,894
Business and government		441,342	435,499
Bank		27,401	20,009
Secured borrowings		60,361	56,455
Derivative instruments		43,945	40,654
Obligations related to securities sold short		20,093	21,642
Cash collateral on securities lent		6,715	7,997
Obligations related to securities sold under repurchase agreements		133,279	110,153
Other liabilities		20,159	20,834
Subordinated indebtedness		8,774	7,465
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks		49,586	48,064
Securities		269,404	253,437
Cash collateral on securities borrowed		18,945	17,028
Securities purchased under resale agreements		91,261	83,721
Loans
Residential mortgages		283,729	279,805
Personal		45,942	45,750
Credit card		19,911	19,682
Business and government		223,072	212,750
Derivative instruments		38,490	36,435
Other assets		22,530	20,485
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities		(437)	(908)
Loans
Residential mortgages		774	(418)
Personal		114	11
Credit card		23	33
Business and government		104	69
Financial liabilities at fair value [member]
Deposits
Personal		255,961	253,378
Business and government		442,276	436,528
Bank		27,401	20,009
Secured borrowings		60,463	56,588
Derivative instruments		43,945	40,654
Obligations related to securities sold short		20,093	21,642
Cash collateral on securities lent		6,715	7,997
Obligations related to securities sold under repurchase agreements		133,279	110,153
Other liabilities		20,159	20,834
Subordinated indebtedness		8,967	7,698
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal		438	484
Business and government		934	1,029
Secured borrowings		102	133
Subordinated indebtedness		$ 193	$ 233

[1]	Includes customers’ liability under acceptances of $10 million (October 31, 2024: $6 million) in business and government loans and acceptances of $10 million (October 31, 2024: $6 million) in other liabilities. Prior period amounts have been revised to conform to the presentation adopted in the first quarter of 2025.